CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Revenues	$ 5,956,596	$ 3,562,721	$ 2,654,180
Cost of sales	(2,742,147)	(2,069,752)	(1,397,365)
Gross income	3,214,449	1,492,969	1,256,815
Administrative and selling expenses	(651,168)	(445,412)	(371,485)
Other operating income	640,480	1,137,736	735,517
Other operating expenses	(92,497)	(84,845)	(52,702)
Operating income	3,111,264	2,100,448	1,568,145
Finance income	932,227	420,988	362,363
Finance expenses	(697,638)	(620,448)	(138,308)
Share of the profit of associates	715,001	147,513	43,390
Income before income tax from continuing operations	4,060,854	2,048,501	1,835,590
Income tax for the year	(1,051,896)	(717,639)	(625,451)
Net income for the year from continuing operations	3,008,958	1,330,862	1,210,139
Discontinued operations
Income after tax for the year from discontinued operations	485,041	437,974	131,859
Net income for the year	3,493,999	1,768,836	1,341,998
Attributable to:
Equity holders of the parent	3,507,795	1,768,843	1,341,998
Non-controlling interests	(13,796)	(7)	0
Net income for the year	$ 3,493,999	$ 1,768,836	$ 1,341,998
Basic and diluted earnings per share	$ 2.33	$ 1.17	$ .89
Basic and diluted earnings per share from continuing operations	$ 2.01	$ .88	$ .80